Share-based payment - Summary of Changes in Share-based Compensation Plan (Detail)	12 Months Ended
	Dec. 31, 2020 R$ / shares	Dec. 31, 2019 R$ / shares
Disclosure Of Share Based Compensation Plans [Line Items]
Number of outstanding share options, beginning balance	0	3,089,599
Options vested at the end of the period	0	3,089,599
Options vested at the end of the period	R$ 0	R$ 22.11
Delivered	(11,408,109)	(15,627,167)
Canceled / Forfeited	0	(72,318)
Exercised	0	(3,017,281)
Closing balance	0	0
Options vested at the end of the period	0	0
Opening balance	R$ 0	R$ 22.11
Options vested at the end of the period	0	0
Canceled / Forfeited (*)	0	24.36
Exercised	0	22.68
Closing balance	0	0
Market value weighted average	0	36.34
Range of exercise prices granting 2010 - 2011 [Member]
Disclosure Of Share Based Compensation Plans [Line Items]
Granting
Range of exercise prices granting 2010 - 2011 [Member] | Bottom of range [member]
Disclosure Of Share Based Compensation Plans [Line Items]
Granting		R$ 22.95
Variable compensation [Member]
Disclosure Of Share Based Compensation Plans [Line Items]
Number of outstanding share options, beginning balance	20,220,934	25,016,145
New	18,329,108	9,794,250
Delivered	(10,574,321)	(14,237,280)
Cancelled	(568,490)	(352,181)
Closing balance	27,407,231	20,220,934
Market value weighted average	R$ 31.22	R$ 37.55
Partner plan [member]
Disclosure Of Share Based Compensation Plans [Line Items]
Number of outstanding share options, beginning balance	39,305,211	48,871,182
New	10,488,126	8,096,700
Cancelled	(2,093,468)	(2,035,504)
Closing balance	36,291,760	39,305,211
Weighted average of remaining contractual life (years)	1 year 8 months 8 days	1 year 7 months 2 days
Market value weighted average	R$ 23.37	R$ 25.49